Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

At December 31, 2020 and December 31, 2019, property and equipment, net, is as follows:

	December 31, 2020	December 31, 2019
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(141,743)	(113,669)
Total Property and Equipment, net	$89,247	$117,321